Intermountain Refining Co., Inc
PO Box 35
Farmington, NM 87499
(505) 326-2668

February 15, 2006

Ms. Sandy Eisen
United States Securities and Exchange Commission
Division of Corporation Finance
100 F Street, N.E.
Washington, D.C. 20549

RE: SEC Comment Letter dated January 26, 2006
Intermountain Refining Co., Inc.
Form 10-KSB February 28, 2005, filed May 17, 2005
Form 10-QSB November 30, 2005, filed January 12, 2006
Commission File #333-91191

Dear Ms. Eisen:

Intermountain hereby amends its Form 10-KSB for the year ended February 28, 2005 as requested in the above referenced communication received from the Commission.

Contained herein are our responses to specific comment items along with detailed changes that have been made in our amended filing. As part of this correspondence, we have provided a redlined PDF copy of the original Form 10-KSB (as amended) to assist you in your review.

In connection with responding to your comments, Intermountain hereby acknowledges that:

  the company is responsible for the adequacy and accuracy of the disclosure in the filing;

  staff comments or changes in disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

  the company may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Items shown in italics represent amended disclosure made within the Form10-KSB. As the amendment to certain disclosures resulted in changes in report pagination, we have not itemized herein specific page number changes made to the Cross Reference Sheet, the Table of Contents, and the Index to Financial Statements. Such changes however are reflected in the redlined PDF copy.

Comment 1:

The following discussion regarding Critical Accounting Estimates has been inserted into the MD&A section of the Form 10-KSB between the sub-sections entitled "Changes in Accounting Principles" and "Inflation, Deflation, and Changing Prices" on Page 12 of the Integrated Annual Report to Shareholders.

Critical Accounting Estimates

Certain accounting estimates are important to the presentation of our financial condition and results of operations and require management's subjective or complex judgments. Such estimates are subject to change based on future conditions and events that may have a material effect on our financial condition and results of operations.

Oil and Natural Gas Reserve Estimates

Estimating oil and natural gas reserves is a subjective process that is dependent on the quality of available data and on interpretation and judgment concerning such data. Reserve estimates are subject to change over time as additional information becomes available and as a result of changes in market prices and production costs. Our estimates of reserves can be adversely affected by future changes including material decreases in market prices, increases in operating costs, and higher than expected declines in production quantities.

As the sum of net capitalized costs and estimated future retirement costs associated with our oil and gas properties is depleted on the unit-of-production basis, decreases in estimated oil and gas reserves would increase depletion expense resulting in a decrease in oil and gas operating income.

We have recorded estimates of future asset retirement obligations associated with the eventual plugging and abandonment of our oil and natural gas wells. The fair value of future plugging and abandonment costs is estimated by escalating current plugging and abandonment costs (at an assumed inflation rate over the expected economic life of an individual well) discounted at our credit-adjusted risk-free interest rate. The fair value of the future plugging and abandonment costs is capitalized and depreciated using the unit-of-production method. The discount on the asset retirement obligation is accreted over time until the obligation is settled or the asset is sold. The expected economic life of an individual well is determined from the estimate of reserve quantities at the time the well was acquired. Future increases in well plugging and abandonment costs in excess of assumed inflation rates and premature or earlier than expected well retirement could result in the recognition of a loss on the settlement of future well plugging and abandonment obligations.

Impairment of Long-Lived Assets

Events or changes in circumstances periodically require that long-lived assets (including oil and natural gas properties) be evaluated to determine if the carrying amount of the asset may not be recoverable out of estimated future cash flows from the asset. Such periodic evaluations are subjective and require the use of estimates of future cash flows that are subject to change. In the past, we have recorded impairments in value on portions of our crude oil refining facility that are no longer being used, and on our electric generation equipment that is presently for sale.

Accounting for Income Taxes

Deferred tax assets and liabilities arise from temporary differences from the differing treatment of items for tax and accounting purposes. While we have estimated that we have net deferred tax assets arising from, among other items, the carry forward of prior capital and net operating losses, we have provided a valuation allowance equal to the amount of the estimated net deferred tax assets because we are uncertain that future results of operations will be adequate to recover such deferred tax assets.

Comment 2:

The second sentence of the paragraph under the sub-section "Evaluation of Disclosure Controls and Procedures" on Page 15 of the Integrated Report to Shareholders is deleted in its entirety and replaced with the following:

William N. Hager and Rick L. Hurt, representing all of the officers and directors of Intermountain, have evaluated our disclosure controls and procedures and concluded that such controls were adequate as of February 28, 2005.

Comment 3:

The entire Report of Independent Registered Public Accounting Firm on the lower half of Page 20 of the Integrated Report to Shareholders is deleted and moved to the lower half of Page 16 after the Index to Financial Statements. This results in the auditor's report being placed at the beginning of the financial statements.

Comment 4:

Intermountain has consistently reported its oil and gas revenues, net of gathering fees and production and severance taxes, in all of its prior financial statements. In fact, Intermountain only qualified the reported revenues with the "net of" language after a concurring reviewer requested the change in the February 2005 financials as part of the year-end audit. We added the "net of" language to the oil and gas revenues line on the Statements of Income and Comprehensive Income and then included the detail components of total oil and gas revenue amounts for 2004 and 2005 in Footnote L (Page 26).

The reason that gathering fees are netted against natural gas revenue is because our natural gas sales contract in Kansas defines the per unit sales price as a formula that includes a base market price and several adjustment constants, including, a gathering fee deduction. Hence, the gathering fee deduction is part of the contract sales price, not a separate production cost. It makes sense to net the gathering fee deduction against revenues because it reflects the actual royalty value (the value of gas sold for purposes of payment of royalties in accordance with the royalty interest allocation percentages). Intermountain does not contract separately for gathering services. Until recently, the purchaser of Intermountain's natural gas in Kansas did not list the gathering fee deduction as a separate line item adjustment on their monthly statements. There are no gathering fee deductions associated with crude oil sales revenues.

With respect to the netting of production and severance taxes, such taxes are levied upon the first purchaser of the oil and gas in the states where Intermountain owns oil and gas producing properties. The first purchaser then deducts the amounts from its payments to Intermountain. As production and severance taxes are a valid deduction against royalty value, Intermountain has always treated the amounts as a reduction of gross revenues as opposed to an operating cost. Traditionally, production and severance taxes have not been material with respect to total oil and gas revenues and separate disclosure of the amounts was not considered meaningful.

Comment 5:

Per SAB Topic 11:B the "cost of sales" line in the Statements of Income and Comprehensive Income (page 18) is amended as follows:

Cost of sales, exclusive of depletion, depreciation and amortization shown separately below

Comment 6:

The language of the Section 302 certifications has been replaced with the language prescribed in the instructions to Reg. 228.601(31) as follows:

I, _[Certifying Officer]_, certify that:

  I have reviewed this annual report Form 10-KSB of Intermountain Refining Co., Inc.;
  Based on my knowledge, this report does not contain any untrue statement of material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
  Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations and cash flows of Intermountain as of, and for, the periods presented in this report;
  Intermountain's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Exchange Act Rules 13a-15(e) and 15d-15(e)) for Intermountain and have:
    Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to Intermountain is made known to us by others within Intermountain, particularly during the period in which this report is being reported;
    Evaluated the effectiveness of Intermountain's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of the end of the period covered by this report based on such evaluation; and
    Disclosed in this report any change in Intermountain's internal control over financial reporting that occurred during Intermountain's fourth fiscal quarter that has materially affected, or is reasonably likely to materially affect, Intermountain's control over financial reporting; and
  Intermountain's other certifying officer and I have disclosed, based on most recent evaluation of internal control over financial reporting, to Intermountain's auditors and Intermountain's board of directors:
    All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect Intermountain's ability to record, process, summarize and report financial information; and
    Any fraud, whether or not material, that involves management or other employees who have a significant role in Intermountain's internal control over financial reporting.

Date: ________________

ss ______________________
[Certifying Officer, title]

Comment 7:

The certifications filed on pages 10-KSB 34 through 10-KSB 37 are deleted in their entirety and the certifications (as amended) are included as separate exhibit files.

The opening language to the introductory sentence under Exhibits on Page 10-KSB 33 which reads "Except for exhibits 99.1 and 99.2,...", is amended to read as follows:

Except for exhibits 31.1, 31.2, 99.1 and 99.2,...

The table of Exhibits on Page 10-KSB 33 is amended to include the following two line items inserted between items 10.5 and 99.1:

31.1 Certification under Rule 13a-14(a)/15d-14(a) of Rick L. Hurt, Secretary, Treasurer, Director
31.2 Certification under Rule 13a-14(a)/15d-14(a) of William N. Hagler, President, Director

Comment 8:

Our responses to comments relating to our Form 10-QSB for the period ended November 30, 2005 are contained within a separate filing amending the subject filing.

Comment 9(a):

The line item labeled "Adjustment to reserves" in the Statement of Changes in Quantities of Developed and Undeveloped Oil and Gas Reserves in Note M to the Financial Statements (page 28) is amended as follows:

Revisions to previous estimates (1)

The line item labeled "Adjustment to reserves" in the Changes in the Standardized Measure of Discounted Future New Cash Flows From Proved Oil and Gas Reserve Quantities in Note M to the Financial Statements (page 28) is amended as follows:

Revisions to previous estimates

Comment 9(b):

The following footnote is added at the bottom of the Statement of Changes in Quantities of Developed and Undeveloped Oil and Gas Reserves in Note M to the financial statements (page 28):

(1) Revisions to previous estimates for the year ended February 29, 2004 was comprised of an increase in estimated developed natural gas reserves in Kansas due to an increase in the estimated economic life of the reserves as a result of significant price increases over the past several years.

Please feel free to contact us if you have any questions or require any additional information regarding this matter. Thank you.

Sincerely,

/s/ Rick L. Hurt
Rick L. Hurt, Secretary, Treasurer, Director